Streaming transactions (Tables)	12 Months Ended
Dec. 31, 2023
Streaming Transactions
Schedule of statement of financial position

	December 31, 2023			December 31, 2022
	Current liabilities	Non-current liabilities	Total	Current liabilities	Non-current liabilities	Total
Gold streaming	68	1,521	1,589	53	1,184	1,237
Cobalt streaming	22	441	463	28	428	456
Total contract liabilities	90	1,962	2,052	81	1,612	1,693

Schedule of effects on the income statement

	Year ended December 31,
	2023	2022	2021
Cobalt streaming	14	49	55
Gold streaming	134	37	43
Fixed revenue - Contract liabilities realized	148	86	98

Cobalt streaming	3	11	12
Gold streaming	93	74	82
Variable revenue - Additional payments received	96	85	94